WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 93.2%
COMMUNICATION SERVICES - 10.2%
Diversified Telecommunication Services - 2.9%
AT&T Inc., Senior Notes	4.500%	5/15/35	370,000	$439,287
AT&T Inc., Senior Notes	4.900%	6/15/42	250,000	313,221
AT&T Inc., Senior Notes	3.100%	2/1/43	320,000	317,431
AT&T Inc., Senior Notes	4.800%	6/15/44	290,000	353,962
AT&T Inc., Senior Notes	4.500%	3/9/48	422,000	500,664
AT&T Inc., Senior Notes	3.500%	2/1/61	260,000	258,797
British Telecommunications PLC, Senior Notes	9.625%	12/15/30	1,550,000	2,392,796
Corning Inc., Senior Notes	3.900%	11/15/49	210,000	242,592
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	140,000	203,337
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	218,000	254,772
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,130,000	1,606,960

Total Diversified Telecommunication Services				6,883,819

Entertainment - 1.5%
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,400,000	3,664,421

Media - 4.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	910,000	952,156
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	240,940
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	586,856
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	560,000	690,577
Comcast Corp., Senior Notes	6.400%	5/15/38	2,500,000	3,722,846
Fox Corp., Senior Notes	5.476%	1/25/39	810,000	1,052,526
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	370,000	505,706
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	330,000	481,292
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	20,000	27,979
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	200,000	250,227
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	1,170,000	1,308,594
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	370,000	551,508
ViacomCBS Inc., Senior Notes	5.250%	4/1/44	80,000	103,051

Total Media				10,474,258

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report	1

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 1.4%
Sprint Corp., Senior Notes	7.250%	9/15/21	1,170,000	$1,174,036
Sprint Corp., Senior Notes	7.875%	9/15/23	120,000	136,104
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	574,670
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	170,000	172,337
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	120,000	123,450
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	100,000	116,633
T-Mobile USA Inc., Senior Secured Notes	3.000%	2/15/41	100,000	99,459
T-Mobile USA Inc., Senior Secured Notes	4.500%	4/15/50	330,000	396,130
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	320,000	427,006
Vodafone Group PLC, Senior Notes	4.250%	9/17/50	20,000	23,598

Total Wireless Telecommunication Services				3,243,423

TOTAL COMMUNICATION SERVICES				24,265,921

CONSUMER DISCRETIONARY - 4.3%
Automobiles - 1.3%
Ford Motor Co., Senior Notes	9.215%	9/15/21	640,000	646,390
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	630,000	636,899
General Motors Co., Senior Notes	5.400%	10/2/23	200,000	218,713
General Motors Co., Senior Notes	6.125%	10/1/25	300,000	354,013
General Motors Co., Senior Notes	6.600%	4/1/36	290,000	397,095
General Motors Co., Senior Notes	6.750%	4/1/46	580,000	840,622

Total Automobiles				3,093,732

Hotels, Restaurants & Leisure - 1.6%
Genting New York LLC/GENNY Capital Inc., Senior Notes	3.300%	2/15/26	740,000	741,658	(a)
Marriott International Inc., Senior Notes	3.600%	4/15/24	320,000	341,504
McDonald’s Corp., Senior Notes	4.700%	12/9/35	260,000	324,351
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	487,584
Melco Resorts Finance Ltd., Senior Notes	5.375%	12/4/29	590,000	611,352	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	690,000	768,101
Sands China Ltd., Senior Notes	5.400%	8/8/28	200,000	230,377
Sands China Ltd., Senior Notes	4.375%	6/18/30	220,000	240,794

Total Hotels, Restaurants & Leisure				3,745,721

Household Durables - 0.5%
Lennar Corp., Senior Notes	5.000%	6/15/27	390,000	454,444
MDC Holdings Inc., Senior Notes	2.500%	1/15/31	300,000	293,904
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	310,000	399,878

Total Household Durables				1,148,226

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	410,000	489,842

See Notes to Schedule of Investments.

2	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.7%
Home Depot Inc., Senior Notes	3.900%	12/6/28	930,000	$1,080,599
Home Depot Inc., Senior Notes	3.300%	4/15/40	100,000	110,940
Home Depot Inc., Senior Notes	3.350%	4/15/50	80,000	89,227
Lithia Motors Inc., Senior Notes	4.625%	12/15/27	170,000	180,413	(a)
Lithia Motors Inc., Senior Notes	3.875%	6/1/29	300,000	314,940	(a)

Total Specialty Retail				1,776,119

TOTAL CONSUMER DISCRETIONARY				10,253,640

CONSUMER STAPLES - 3.2%
Beverages - 1.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,730,000	2,131,131
Coca-Cola Co., Senior Notes	4.125%	3/25/40	290,000	353,432
Coca-Cola Co., Senior Notes	4.200%	3/25/50	160,000	204,753
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	100,000	106,010

Total Beverages				2,795,326

Food & Staples Retailing - 0.2%
Walmart Inc., Senior Notes	4.050%	6/29/48	360,000	456,720

Food Products - 0.2%
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	160,000	202,745
Mars Inc., Senior Notes	3.200%	4/1/30	220,000	243,484	(a)

Total Food Products				446,229

Tobacco - 1.6%
Altria Group Inc., Senior Notes	3.800%	2/14/24	290,000	311,210
Altria Group Inc., Senior Notes	4.400%	2/14/26	500,000	566,341
Altria Group Inc., Senior Notes	4.800%	2/14/29	1,360,000	1,583,240
Altria Group Inc., Senior Notes	3.875%	9/16/46	80,000	80,936
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	694,192
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	696,563

Total Tobacco				3,932,482

TOTAL CONSUMER STAPLES				7,630,757

ENERGY - 14.6%
Energy Equipment & Services - 0.5%
Halliburton Co., Senior Notes	2.920%	3/1/30	60,000	62,393
Halliburton Co., Senior Notes	5.000%	11/15/45	930,000	1,119,280

Total Energy Equipment & Services				1,181,673

Oil, Gas & Consumable Fuels - 14.1%
Apache Corp., Senior Notes	6.000%	1/15/37	84,000	99,018
Apache Corp., Senior Notes	5.100%	9/1/40	60,000	66,826
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	177,145

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report	3

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	$719,650
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	710,000	702,757
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	40,000	43,454	(a)
Cameron LNG LLC, Senior Secured Notes	3.701%	1/15/39	50,000	56,435	(a)
Chevron USA Inc., Senior Notes	6.000%	3/1/41	660,000	976,956
Chevron USA Inc., Senior Notes	5.250%	11/15/43	240,000	330,933
Chevron USA Inc., Senior Notes	2.343%	8/12/50	210,000	193,937
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	960,000	1,038,103
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	250,000	276,260
ConocoPhillips, Senior Notes	3.750%	10/1/27	110,000	123,818	(a)
ConocoPhillips, Senior Notes	6.500%	2/1/39	1,500,000	2,216,286
Continental Resources Inc., Senior Notes	4.500%	4/15/23	510,000	532,313
Continental Resources Inc., Senior Notes	4.375%	1/15/28	430,000	483,281
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	652,179
Devon Energy Corp., Senior Notes	4.500%	1/15/30	116,000	126,765	(a)
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	25,045
Devon Energy Corp., Senior Notes	5.000%	6/15/45	210,000	248,907
Ecopetrol SA, Senior Notes	5.875%	5/28/45	404,000	433,734
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	330,000	334,142	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	880,000	907,280	(b)(c)
Energy Transfer LP, Senior Notes	4.200%	9/15/23	510,000	543,213
Energy Transfer LP, Senior Notes	3.900%	7/15/26	630,000	692,036
Energy Transfer LP, Senior Notes	5.250%	4/15/29	20,000	23,580
Energy Transfer LP, Senior Notes	6.625%	10/15/36	20,000	26,524
Energy Transfer LP, Senior Notes	5.800%	6/15/38	60,000	74,162
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	400,000	465,286
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	210,000	234,115
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	570,000	588,904	(c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	370,000	437,506
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	320,000	360,177
Exxon Mobil Corp., Senior Notes	2.995%	8/16/39	190,000	199,228
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	220,000	266,482
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	240,000	251,640	(a)

See Notes to Schedule of Investments.

4	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	900,000	$1,298,111
MPLX LP, Senior Notes	4.500%	4/15/38	600,000	687,364
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	1,150,000	1,164,024
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	10,000	10,184
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	710,000	944,172
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	10,000	10,234
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	5.625%	10/15/27	180,000	194,068	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	330,000	347,013	(a)
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	530,000	649,761
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	160,000	160,074
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	730,000	798,211
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	460,000	446,191
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	480,000	470,681
Range Resources Corp., Senior Notes	9.250%	2/1/26	730,000	799,219
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	1,500,000	2,159,465
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	760,000	956,798
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.250%	12/1/26	180,000	228,626
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	230,000	249,202
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	5.400%	8/15/41	10,000	13,234
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	4.450%	8/1/42	860,000	1,043,766
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.950%	5/15/50	30,000	33,891
Western Midstream Operating LP, Senior Notes	4.650%	7/1/26	1,560,000	1,683,630
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	890,000	980,468
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	140,000	157,123
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	120,000	136,624
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	430,000	507,520
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	952,000	952,000
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,130,000	1,238,039
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	87,354
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	229,465

Total Oil, Gas & Consumable Fuels				33,564,589

TOTAL ENERGY				34,746,262

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report	5

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 28.3%
Banks - 17.4%
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.500% to 6/27/29 then 10 year Treasury Constant Maturity Rate + 5.470%)	7.500%	6/27/29	200,000	$226,679	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (7.625% to 1/10/28 then 10 year Treasury Constant Maturity Rate + 5.353%)	7.625%	1/10/28	400,000	454,692	(a)(b)(c)
Banco Mercantil del Norte SA, Junior Subordinated Notes (8.375% to 10/14/30 then 10 year Treasury Constant Maturity Rate + 7.760%)	8.375%	10/14/30	200,000	241,279	(a)(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	590,000	663,246	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.250% to 9/5/24 then 3 mo. USD LIBOR + 3.705%)	6.250%	9/5/24	880,000	975,150	(b)(c)
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	400,000	452,000	(b)(c)
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	1,962,791
Bank of America Corp., Senior Notes (3.458% to 3/15/24 then 3 mo. USD LIBOR + 0.970%)	3.458%	3/15/25	110,000	117,460	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	250,000	302,445	(c)
Bank of America Corp., Senior Notes (4.271% to 7/23/28 then 3 mo. USD LIBOR + 1.310%)	4.271%	7/23/29	690,000	794,014	(c)
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	1,063,160
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	430,000	463,984
Barclays PLC, Junior Subordinated Notes (6.125% to 6/15/26 then 5 year Treasury Constant Maturity Rate + 5.867%)	6.125%	12/15/25	1,660,000	1,851,946	(b)(c)
Barclays PLC, Junior Subordinated Notes (7.750% to 9/15/23 then USD 5 year ICE Swap Rate + 4.842%)	7.750%	9/15/23	320,000	350,800	(b)(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	500,000	584,274	(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	1,520,000	1,776,036	(a)(b)(c)

See Notes to Schedule of Investments.

6	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (6.250% to 8/15/26 then 3 mo. USD LIBOR + 4.517%)	6.250%	8/15/26	1,100,000	$1,281,500	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	1,350,000	1,451,007	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	752,000	1,298,615
Citigroup Inc., Senior Notes	4.650%	7/23/48	420,000	558,532
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	490,000	558,499
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	1,990,000	2,252,608
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	983,233
Cooperatieve Rabobank UA, Senior Notes	5.750%	12/1/43	250,000	356,996
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,370,000	1,670,544	(a)(b)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	740,000	751,755	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	530,000	584,546	(a)
HSBC Holdings PLC, Junior Subordinated Notes (6.375% to 9/17/24 then USD 5 year ICE Swap Rate + 3.705%)	6.375%	9/17/24	800,000	870,000	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	460,000	523,951	(b)(c)
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	241,792
Intesa Sanpaolo SpA, Senior Notes	4.700%	9/23/49	200,000	243,320	(a)
Intesa Sanpaolo SpA, Subordinated Notes	4.198%	6/1/32	200,000	206,104	(a)
Intesa Sanpaolo SpA, Subordinated Notes	4.950%	6/1/42	430,000	446,417	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	700,000	743,837	(b)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	2,228,403
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	1,071,192
Lloyds Banking Group PLC, Junior Subordinated Notes (6.750% to 6/27/26 then 5 year Treasury Constant Maturity Rate + 4.815%)	6.750%	6/27/26	220,000	252,986	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 6/27/24 then USD 5 year ICE Swap Rate + 4.760%)	7.500%	6/27/24	620,000	694,400	(b)(c)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	470,000	543,962	(b)(c)

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report	7

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Natwest Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	710,000	$1,044,158	(b)(c)
Natwest Group PLC, Subordinated Notes	6.100%	6/10/23	840,000	916,250
Natwest Group PLC, Subordinated Notes (3.754% to 11/1/24 then 5 year Treasury Constant Maturity Rate + 2.100%)	3.754%	11/1/29	420,000	447,180	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	820,000	917,168
PNC Bank NA, Subordinated Notes	4.050%	7/26/28	650,000	753,473
UniCredit SpA, Senior Notes	6.572%	1/14/22	570,000	582,132	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,610,000	1,949,170	(a)(c)
Wells Fargo & Co., Senior Notes (3.196% to 6/17/26 then 3 mo. USD LIBOR + 1.170%)	3.196%	6/17/27	720,000	779,987	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	410,000	572,084	(c)
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	420,000	513,488
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	530,000	676,218
Westpac Banking Corp., Subordinated Notes	4.421%	7/24/39	170,000	204,077

Total Banks				41,449,540

Capital Markets - 5.7%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	500,000	520,625	(b)(c)
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	230,000	254,158
CI Financial Corp., Senior Notes	3.200%	12/17/30	230,000	239,215
CI Financial Corp., Senior Notes	4.100%	6/15/51	250,000	270,479
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	1,078,633
Credit Suisse Group AG, Junior Subordinated Notes (5.250% to 8/11/27 then 5 year Treasury Constant Maturity Rate + 4.889%)	5.250%	2/11/27	1,660,000	1,743,830	(a)(b)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	400,000	453,591	(a)(c)
Credit Suisse USA Inc., Senior Notes	7.125%	7/15/32	70,000	101,536
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	3,790,649
Goldman Sachs Group Inc., Senior Notes (2.908% to 6/5/22 then 3 mo. USD LIBOR + 1.053%)	2.908%	6/5/23	1,100,000	1,120,558	(c)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	94,089
KKR Group Finance Co. III LLC, Senior Notes	5.125%	6/1/44	1,300,000	1,719,086	(a)
KKR Group Finance Co. VI LLC, Senior Notes	3.750%	7/1/29	110,000	124,037	(a)

See Notes to Schedule of Investments.

8	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	$216,973
Raymond James Financial Inc., Senior Notes	4.650%	4/1/30	120,000	143,961
Raymond James Financial Inc., Senior Notes	4.950%	7/15/46	150,000	197,125
UBS AG Stamford, CT, Subordinated Notes	7.625%	8/17/22	330,000	351,276
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	920,000	1,009,226	(a)(b)(c)

Total Capital Markets				13,429,047

Consumer Finance - 0.2%
Navient Corp., Senior Notes	6.125%	3/25/24	480,000	520,800

Diversified Financial Services - 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	9/15/23	530,000	565,698
Carlyle Finance LLC, Senior Notes	5.650%	9/15/48	170,000	238,016	(a)
Carlyle Finance Subsidiary LLC, Senior Notes	3.500%	9/19/29	230,000	250,523	(a)
Carlyle Holdings II Finance LLC, Senior Notes	5.625%	3/30/43	360,000	486,426	(a)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	429,525	426,304	(a)(d)
ILFC E-Capital Trust I Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.550%)	3.660%	12/21/65	800,000	652,184	(a)(c)

Total Diversified Financial Services				2,619,151

Insurance - 3.9%
Allianz SE, Junior Subordinated Notes (3.500% to 4/30/26 then 5 year Treasury Constant Maturity Rate + 2.973%)	3.500%	11/17/25	200,000	207,800	(a)(b)(c)
American International Group Inc., Senior Notes	4.750%	4/1/48	80,000	104,326
Americo Life Inc., Senior Notes	3.450%	4/15/31	120,000	122,685	(a)
Arthur J Gallagher & Co., Senior Notes	3.500%	5/20/51	120,000	130,243
Everest Reinsurance Holdings Inc., Senior Notes	3.500%	10/15/50	220,000	240,250
Fidelity & Guaranty Life Holdings Inc., Senior Notes	5.500%	5/1/25	360,000	413,224	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	1,074,976	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	3.375%	4/15/50	130,000	140,211	(a)
Massachusetts Mutual Life Insurance Co., Subordinated Notes	4.900%	4/1/77	420,000	565,376	(a)

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report	9

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - (continued)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	1,000,000	$1,286,763
Nationwide Mutual Insurance Co., Subordinated Notes	9.375%	8/15/39	520,000	927,211	(a)
New York Life Insurance Co., Subordinated Notes	4.450%	5/15/69	140,000	179,497	(a)
Nippon Life Insurance Co., Subordinated Notes (3.400% to 1/23/30 then 5 year Treasury Constant Maturity Rate + 2.612%)	3.400%	1/23/50	200,000	208,883	(a)(c)
Northwestern Mutual Life Insurance Co., Subordinated Notes	3.625%	9/30/59	180,000	203,013	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	1,050,000	1,615,467	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	870,533	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	3.300%	5/15/50	330,000	355,623	(a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	591,012

Total Insurance				9,237,093

TOTAL FINANCIALS				67,255,631

HEALTH CARE - 12.0%
Biotechnology - 1.5%
AbbVie Inc., Senior Notes	3.200%	11/21/29	990,000	1,082,860
AbbVie Inc., Senior Notes	4.550%	3/15/35	200,000	243,637
AbbVie Inc., Senior Notes	4.050%	11/21/39	1,160,000	1,364,930
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	140,619
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	500,000	619,405
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	100,000	128,892

Total Biotechnology				3,580,343

Health Care Equipment & Supplies - 0.9%
Abbott Laboratories, Senior Notes	4.900%	11/30/46	200,000	278,583
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	910,000	1,159,682
Becton Dickinson and Co., Senior Notes	4.669%	6/6/47	450,000	572,009

Total Health Care Equipment & Supplies				2,010,274

Health Care Providers & Services - 7.4%
Anthem Inc., Senior Notes	4.375%	12/1/47	230,000	285,317
Centene Corp., Senior Notes	4.250%	12/15/27	160,000	169,200
Centene Corp., Senior Notes	4.625%	12/15/29	560,000	614,958
Centene Corp., Senior Notes	3.375%	2/15/30	790,000	826,538
Centene Corp., Senior Notes	3.000%	10/15/30	120,000	124,526
Cigna Corp., Senior Notes	4.125%	11/15/25	540,000	603,623

See Notes to Schedule of Investments.

10	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Cigna Corp., Senior Notes	4.800%	8/15/38	540,000	$676,519
Cigna Corp., Senior Notes	3.200%	3/15/40	220,000	231,858
CommonSpirit Health, Secured Notes	4.350%	11/1/42	60,000	70,952
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,460,000	1,609,887
CVS Health Corp., Senior Notes	4.300%	3/25/28	1,610,000	1,855,446
CVS Health Corp., Senior Notes	2.125%	9/15/31	310,000	309,442
CVS Health Corp., Senior Notes	4.780%	3/25/38	2,060,000	2,566,632
CVS Health Corp., Senior Notes	5.125%	7/20/45	540,000	713,814
CVS Health Corp., Senior Notes	5.050%	3/25/48	930,000	1,233,027
Dartmouth-Hitchcock Health, Secured Bonds	4.178%	8/1/48	150,000	182,895
DH Europe Finance II Sarl, Senior Notes	3.250%	11/15/39	70,000	76,329
DH Europe Finance II Sarl, Senior Notes	3.400%	11/15/49	10,000	11,158
HCA Inc., Senior Secured Notes	4.125%	6/15/29	340,000	384,973
HCA Inc., Senior Secured Notes	5.125%	6/15/39	170,000	214,454
HCA Inc., Senior Secured Notes	5.500%	6/15/47	350,000	463,227
HCA Inc., Senior Secured Notes	5.250%	6/15/49	530,000	693,165
Humana Inc., Senior Notes	4.800%	3/15/47	360,000	464,938
Kaiser Foundation Hospitals, Senior Notes	2.810%	6/1/41	120,000	124,056
Kaiser Foundation Hospitals, Senior Notes	3.002%	6/1/51	130,000	136,532
Magellan Health Inc., Senior Notes	4.900%	9/22/24	1,070,000	1,180,114
Orlando Health Obligated Group, Senior Notes	4.089%	10/1/48	270,000	335,685
UnitedHealth Group Inc., Senior Notes	3.700%	12/15/25	250,000	279,269
UnitedHealth Group Inc., Senior Notes	3.850%	6/15/28	540,000	619,059
UnitedHealth Group Inc., Senior Notes	3.500%	8/15/39	220,000	248,696
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	220,000	293,830

Total Health Care Providers & Services				17,600,119

Pharmaceuticals - 2.2%
Bausch Health Cos. Inc., Senior Notes	5.000%	1/30/28	130,000	124,217	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	130,000	122,381	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	1,530,000	1,722,425
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	400,000	551,824
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	918,808
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	200,000	218,690
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,100,000	1,577,387
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	52,055

Total Pharmaceuticals				5,287,787

TOTAL HEALTH CARE				28,478,523

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report	11

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 9.1%
Aerospace & Defense - 4.3%
Avolon Holdings Funding Ltd., Senior Notes	5.125%	10/1/23	820,000	$884,344	(a)
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	640,000	694,334	(a)
Boeing Co., Senior Notes	2.800%	3/1/24	500,000	522,489
Boeing Co., Senior Notes	2.196%	2/4/26	590,000	592,422
Boeing Co., Senior Notes	3.100%	5/1/26	2,190,000	2,324,294
Boeing Co., Senior Notes	3.250%	2/1/28	580,000	622,538
Boeing Co., Senior Notes	5.705%	5/1/40	330,000	427,938
Boeing Co., Senior Notes	5.805%	5/1/50	220,000	299,289
Hexcel Corp., Senior Notes	4.200%	2/15/27	1,000,000	1,096,071
Huntington Ingalls Industries Inc., Senior Notes	3.483%	12/1/27	320,000	348,711
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	63,329
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	200,000	268,694
Northrop Grumman Systems Corp., Senior Notes	7.875%	3/1/26	1,390,000	1,780,705
Raytheon Technologies Corp., Senior Notes	4.625%	11/16/48	180,000	232,701

Total Aerospace & Defense				10,157,859

Air Freight & Logistics - 0.4%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	700,000	1,042,915

Airlines - 1.7%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	170,000	179,393	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	170,000	183,807	(a)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	840,000	856,368
Delta Air Lines Inc., Senior Notes	3.750%	10/28/29	230,000	233,630
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	420,000	491,555	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	290,000	311,156	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	210,000	234,300	(a)
Southwest Airlines Co., Senior Notes	4.750%	5/4/23	810,000	865,072
Southwest Airlines Co., Senior Notes	5.125%	6/15/27	290,000	339,291
United Airlines Pass-Through Trust	4.875%	1/15/26	298,960	315,076

Total Airlines				4,009,648

Building Products - 0.3%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	570,000	598,263
Carrier Global Corp., Senior Notes	3.577%	4/5/50	160,000	174,444

Total Building Products				772,707

See Notes to Schedule of Investments.

12	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 0.5%
California Institute of Technology, Senior Notes	3.650%	9/1/2119	180,000	$212,902
Waste Connections Inc., Senior Notes	4.250%	12/1/28	750,000	875,349

Total Commercial Services & Supplies				1,088,251

Industrial Conglomerates - 0.3%
General Electric Co., Senior Notes	6.750%	3/15/32	330,000	458,725
General Electric Co., Senior Notes	6.875%	1/10/39	143,000	216,720

Total Industrial Conglomerates				675,445

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	526,586

Professional Services - 0.4%
Equifax Inc., Senior Notes	2.350%	9/15/31	970,000	977,320

Road & Rail - 0.3%
Union Pacific Corp., Senior Notes	4.375%	11/15/65	530,000	636,587
Union Pacific Corp., Senior Notes	3.750%	2/5/70	30,000	34,265

Total Road & Rail				670,852

Trading Companies & Distributors - 0.7%
Aircastle Ltd., Senior Notes	5.250%	8/11/25	1,000,000	1,121,477	(a)
Aviation Capital Group LLC, Senior Notes	5.500%	12/15/24	250,000	281,851	(a)
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	340,000	368,734	(a)

Total Trading Companies & Distributors				1,772,062

TOTAL INDUSTRIALS				21,693,645

INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.2%
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	430,000	546,156

Electronic Equipment, Instruments & Components - 0.3%
SYNNEX Corp., Senior Notes	1.250%	8/9/24	800,000	800,810	(a)

IT Services - 0.2%
International Business Machines Corp., Senior Notes	3.500%	5/15/29	200,000	224,274
S&P Global Inc., Senior Notes	3.250%	12/1/49	110,000	120,469
S&P Global Inc., Senior Notes	2.300%	8/15/60	40,000	35,285

Total IT Services				380,028

Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Inc., Senior Notes	4.150%	11/15/30	440,000	495,363
Broadcom Inc., Senior Notes	4.300%	11/15/32	580,000	664,404
Intel Corp., Senior Notes	4.900%	7/29/45	220,000	296,433
Intel Corp., Senior Notes	4.750%	3/25/50	20,000	26,826
Intel Corp., Senior Notes	4.950%	3/25/60	100,000	141,217
Intel Corp., Senior Notes	3.200%	8/12/61	180,000	186,936

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report	13

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - (continued)
NVIDIA Corp., Senior Notes	3.500%	4/1/40	100,000	$113,978
NVIDIA Corp., Senior Notes	3.500%	4/1/50	300,000	345,108
NVIDIA Corp., Senior Notes	3.700%	4/1/60	120,000	143,528
QUALCOMM Inc., Senior Notes	4.300%	5/20/47	70,000	89,232
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	430,000	521,353

Total Semiconductors & Semiconductor Equipment				3,024,378

Software - 1.3%
Microsoft Corp., Senior Notes	4.250%	2/6/47	1,520,000	2,012,088
Oracle Corp., Senior Notes	3.950%	3/25/51	490,000	542,139
Oracle Corp., Senior Notes	4.100%	3/25/61	580,000	658,876

Total Software				3,213,103

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC/EMC Corp., Senior Secured Notes	8.100%	7/15/36	200,000	307,123
Dell International LLC/EMC Corp., Senior Secured Notes	8.350%	7/15/46	80,000	131,514

Total Technology Hardware, Storage & Peripherals				438,637

TOTAL INFORMATION TECHNOLOGY				8,403,112

MATERIALS - 1.8%
Chemicals - 0.2%
Ecolab Inc., Senior Notes	4.800%	3/24/30	130,000	159,721
OCP SA, Senior Notes	3.750%	6/23/31	200,000	202,939	(a)

Total Chemicals				362,660

Metals & Mining - 1.5%
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	330,000	373,970
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	350,000	462,712
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	600,000	612,375	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	400,000	433,500	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	300,000	322,716	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	590,000	653,049	(a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	550,000	616,461
Yamana Gold Inc., Senior Notes	2.630%	8/15/31	150,000	149,579	(a)

Total Metals & Mining				3,624,362

Paper & Forest Products - 0.1%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	350,000	351,488

TOTAL MATERIALS				4,338,510

See Notes to Schedule of Investments.

14	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)
SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Diversified Healthcare Trust, Senior Notes	4.750%	5/1/24	190,000	$196,209
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	400,000	424,000
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	4.625%	8/1/29	270,000	289,012
Ventas Realty LP, Senior Notes	4.400%	1/15/29	540,000	622,318
Vornado Realty LP, Senior Notes	3.500%	1/15/25	1,000,000	1,066,976
Welltower Inc., Senior Notes	4.125%	3/15/29	510,000	582,169

Total Equity Real Estate Investment Trusts (REITs)				3,180,684

Real Estate Management & Development - 0.3%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	460,000	601,919

TOTAL REAL ESTATE				3,782,603

UTILITIES - 4.6%
Electric Utilities - 4.6%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	1,000,000	1,408,823
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000	690,175
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	200,000	199,687	(a)
Comision Federal de Electricidad, Senior Notes	4.677%	2/9/51	200,000	197,182	(a)
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000	892,978
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/15/26	230,000	234,888	(b)(c)
Exelon Corp., Senior Notes	4.050%	4/15/30	190,000	218,071
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	480,000	539,209
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	3,040,000	4,253,356
Jersey Central Power & Light Co., Senior Notes	4.300%	1/15/26	170,000	189,329	(a)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	240,000	272,759
Pacific Gas and Electric Co., Secured Bonds	4.250%	8/1/23	160,000	167,651
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	130,000	122,588
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	30,000	27,726
Pacific Gas and Electric Co., Secured Bonds	4.950%	7/1/50	80,000	84,817
Southern California Edison Co., First Mortgage Bonds	4.125%	3/1/48	480,000	520,068
Virginia Electric & Power Co., Senior Notes	8.875%	11/15/38	500,000	898,797

TOTAL UTILITIES				10,918,104

TOTAL CORPORATE BONDS & NOTES (Cost - $186,648,684)				221,766,708

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report	15

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 1.2%
Argentina - 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	11,447		$4,715
Argentine Republic Government International Bond, Senior Notes, Step bond (1.125% to 7/9/22 then 1.500%)	1.125%	7/9/35	182,200		64,045
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,930,000		1,054,263	*(a)(e)

Total Argentina					1,123,023

Chile - 0.1%
Chile Government International Bond, Senior Notes	3.100%	5/7/41	200,000		203,466

Ghana - 0.1%
Ghana Government International Bond, Senior Notes	8.950%	3/26/51	300,000		295,365	(a)

Mexico - 0.3%
Mexican Bonos, Senior Notes	8.500%	11/18/38	8,780,000	MXN	478,946
Mexico Government International Bond, Senior Notes	4.280%	8/14/41	230,000		246,661

Total Mexico					725,607

Qatar - 0.2%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	410,000		536,781	(a)

TOTAL SOVEREIGN BONDS (Cost - $3,712,541)					2,884,242

MUNICIPAL BONDS - 0.7%
California - 0.3%
Morongo Band of Mission Indians, CA, Revenue, Tribal Economic Development, Series A	7.000%	10/1/39	500,000		669,734	(a)

Florida - 0.1%
Sumter Landing, FL, Community Development District Recreational Revenue, Taxable Community Development District	4.172%	10/1/47	260,000		300,359

Illinois - 0.3%
Illinois State, GO, Taxable, Build America Bonds, Series 2010-3	6.725%	4/1/35	530,000		673,240

TOTAL MUNICIPAL BONDS (Cost - $1,350,684)					1,643,333

SENIOR LOANS - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Specialty Retail - 0.2%
Great Outdoors Group LLC, Term Loan B1 (the greater of 6 mo. USD LIBOR or 0.750% + 4.250%)	5.000%	3/6/28	358,200		359,991	(c)(f)(g)

See Notes to Schedule of Investments.

16	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Horizon Therapeutics USA Inc., Incremental Term Loan B2 (the greater of 1 mo. USD LIBOR or 0.500% + 2.000%)	2.500%	3/15/28	339,150	$338,197	(c)(f)(g)

INDUSTRIALS - 0.3%
Air Freight & Logistics - 0.2%
XPO Logistics Inc., Refinancing Term Loan (1 mo. USD LIBOR + 1.750%)	1.881%	2/24/25	350,000	347,692	(c)(f)(g)

Airlines - 0.1%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	280,000	297,237	(c)(f)(g)

TOTAL INDUSTRIALS				644,929

MATERIALS - 0.0%††
Paper & Forest Products - 0.0%††
Schweitzer-Mauduit International Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	1/27/28	90,000	90,000	(c)(f)(g)(h)

TOTAL SENIOR LOANS (Cost - $1,411,235)				1,433,117

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.5%
U.S. Government Obligations - 0.5%
U.S. Treasury Bonds	1.625%	11/15/50	70,000	65,152
U.S. Treasury Bonds	1.875%	2/15/51	860,000	849,183
U.S. Treasury Bonds	2.375%	5/15/51	290,000	320,336

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,186,715)				1,234,671

			SHARES
PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Banks - 0.1%
GMAC Capital Trust I, Non Voting Shares (3 mo. USD LIBOR + 5.785%)	5.910%		6,236	164,132	(c)

Insurance - 0.1%
Delphi Financial Group Inc. (3 mo. USD LIBOR + 3.190%)	3.315%		9,325	207,481	(c)

TOTAL PREFERRED STOCKS (Cost - $362,429)				371,613

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $194,672,288)				229,333,684

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report	17

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $6,795,919)	0.010%	6,795,919	$6,795,919	(i)

TOTAL INVESTMENTS - 99.2% (Cost - $201,468,207)			236,129,603
Other Assets in Excess of Liabilities - 0.8%			1,862,622

TOTAL NET ASSETS - 100.0%			$237,992,225

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(e)	The coupon payment on this security is currently in default as of August 31, 2021.

(f)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(g)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(h)	Security is valued using significant unobservable inputs (Note 1).

(i)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2021, the total market value of investments in Affiliated Companies was $6,795,919 and the cost was $6,795,919 (Note 2).

Abbreviation(s) used in this schedule:

GO	— General Obligation
GTD	— Guaranteed
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

See Notes to Schedule of Investments.

18	Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2021

At August 31, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	54	12/21	$11,890,484	$11,897,719	$7,235
U.S. Treasury 5-Year Notes	14	12/21	1,729,769	1,732,063	2,294
U.S. Treasury 10-Year Notes	94	12/21	12,551,680	12,544,594	(7,086)
U.S. Treasury Ultra Long-Term Bonds	19	12/21	3,762,370	3,748,344	(14,026)

					(11,583)

Contracts to Sell:
U.S. Treasury Long-Term Bonds	84	12/21	13,646,753	13,689,375	(42,622)

Net unrealized depreciation on open futures contracts					$(54,205)

At August 31, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	1,463,000	USD	1,737,757	BNP Paribas SA	10/19/21	$(8,640)

Abbreviation(s) used in this table:

EUR	— Euro
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Investment Grade Defined Opportunity Trust Inc. 2021 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the

20

Notes to Schedule of Investments (unaudited) (continued)

“Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

21

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$221,766,708	—	$221,766,708
Sovereign Bonds	—	2,884,242	—	2,884,242
Municipal Bonds	—	1,643,333	—	1,643,333
Senior Loans:
Materials	—	—	$90,000	90,000
Other Senior Loans	—	1,343,117	—	1,343,117
U.S. Government & Agency Obligations	—	1,234,671	—	1,234,671
Preferred Stocks:
Financials	$164,132	207,481	—	371,613

Total Long-Term Investments	164,132	229,079,552	90,000	229,333,684

Short-Term Investments†	6,795,919	—	—	6,795,919

Total Investments	$6,960,051	$229,079,552	$90,000	$236,129,603

Other Financial Instruments:
Futures Contracts††	$9,529	—	—	$9,529

Total	$6,969,580	$229,079,552	$90,000	$236,139,132

22

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$63,734	—	—	$63,734
Forward Foreign Currency Contracts††	—	$8,640	—	8,640

Total	$63,734	$8,640	—	$72,374

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2021. The following transactions were effected in such company for the period ended August 31, 2021.

	Affiliate Value at November 30, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$14,476,495	14,476,495	$7,680,576	7,680,576

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$175	—	$6,795,919

23